Related Party Transactions (Details) - Schedule of Classified within Profit and Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
VP Technology/VP Sales International [Member]
Schedule of Classified within Profit and Loss [Line Items]
Selling and marketing expenses	$ 313	$ 202	$ 402
Companies controlled by the CEO, CFO and Directors [Member]
Schedule of Classified within Profit and Loss [Line Items]
General and administrative expense	$ 1,131	$ 1,185	$ 869